PROVISIONS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
Schedule of provisions

		Rationalisation		Legal and other
		provisions	Metal-on-metal	provisions	Total
	Notes	$ million	$ million	$ million	$ million
At 1 January 2018		6	157	63	226
Net charge to income statement		120	72	(2)	190
Unwinding of discount		–	4	–	4
Utilised		(90)	(41)	(14)	(145)
Transfers		–	–	–	–
Exchange adjustment		(1)	–	–	(1)
At 31 December 2018		35	192	47	274
Net charge to income statement		134	121	5	260
Unwinding of discount		–	5	–	5
Utilised		(130)	(3)	(7)	(140)
Acquisitions	21	–	–	17	17
Exchange adjustment		1	–	–	1
At 31 December 2019		40	315	62	417
Provisions – due within one year		40	112	51	203
Provisions – due after one year		–	203	11	214
At 31 December 2019		40	315	62	417
Provisions – due within one year		35	50	36	121
Provisions – due after one year		–	142	11	153
At 31 December 2018		35	192	47	274